PROPERTY AND EQUIPMENT, NET - Carrying amounts of property and equipment held under capital leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 2,102,896	$ 304,891	¥ 1,954,707
Less: Accumulated depreciation	(847,449)	(122,869)	(629,927)
Property and equipment held under finance leases net excluding construction in progress	1,255,447	182,022	1,324,780
Construction-in-progress	2,770,348	401,663	3,239,407
Impairment	(18,808)	(2,727)	(17,377)
Property and equipment held under finance leases, net	¥ 1,236,639	$ 179,295	¥ 1,307,403
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Property
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 993,158	$ 143,994	¥ 993,158
Computer and network equipment
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	971,814	140,900	823,625
Optical Fibers
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 137,924	$ 19,997	¥ 137,924